As filed with the Securities and Exchange Commission on May 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 87.2%
Automotive & Auto Parts: 1.2%
	Schaeffler Holding
EUR 100,000	6.875%, 8/15/18	$146,962

Broadcasting: 1.5%
	Allbritton Communications Corp.
$100,000	8.000%, 5/15/18	105,000
	Crown Media Holdings, Inc.
$75,000	10.500%, 7/15/19	85,312
		190,312
Building Materials: 3.7%
	Cemex España S.A.
EUR 100,000	8.875%, 5/12/17	145,570
	Cemex Finance LLC
EUR 100,000	5.250%, 4/1/21	140,349
	Xella Holdco Finance S.A.
EUR 118,000	9.125%, 9/15/18	176,788
		462,707
Cable/Satellite TV: 11.7%
	CCP Holdings LLC
$400,000	7.250%, 10/30/17	424,500
	Norcell Sweden Holding 2 AB
EUR 100,000	10.750%, 9/29/19	157,053
	Videotron
$75,000	5.375%, 6/15/24 1	75,563
	VTR Finance B.V.
$400,000	6.875%, 1/15/24 1	417,000
	Wireline Telecom Services
EUR 100,000	7.625%, 9/29/49 2	154,708
	Ziggo Bond Company B.V.
EUR 150,000	8.000%, 5/15/18	220,752
		1,449,576
Consumer-Products: 1.5%
	NBTY, Inc.
$175,000	9.000%, 10/1/18	189,000

Containers: 2.4%
	Ardagh Packaging Finance PLC
EUR 100,000	7.375%, 10/15/17	146,893
	GCL Holdings SCA
EUR 100,000	9.375%, 4/15/18	148,758
		295,651
Diversified Media: 0.8%
	Nielsen Finance LLC
$100,000	5.000%, 4/15/22 1	100,750

Diversified Financial Services: 1.5%
	Jerrold FinCo PLC
GBP 100,000	9.750%, 9/15/18	185,052

Energy: 16.7%
	Calumet Specialty Products Partners LP
$100,000	6.500%, 4/15/21 1	101,000
	Energy XXI Gulf Coast, Inc.
$300,000	9.250%, 12/15/17	327,750
	Exterran Partners LP
$125,000	6.000%, 10/1/22 1	122,964
	Linn Energy LLC
$250,000	6.500%, 5/15/19	261,875
	LUKOIL International Finance B.V.
$200,000	6.356%, 6/7/17	215,500
	Pacific Rubiales Energy Corp.
$110,000	7.250%, 12/12/21	121,275
	Petróleos de Venezuela, S.A.
$118,000	4.900%, 10/28/14	112,985
	Rosneft International
$200,000	4.200%, 3/6/22	178,000
	Seadrill Ltd.
$400,000	6.125%, 9/15/20 1	412,000
	Zinc Capital S.A.
EUR 150,000	8.875%, 5/15/18	222,147
		2,075,496
Environmental: 1.5%
	Infinis PLC
GBP 100,000	7.000%, 2/15/19	182,135

Food & Drug Retail: 3.1%
	Bi-Lo LLC / Bi-Lo Financial Corp.
$350,000	9.250%, 2/15/19 1	385,438

Food/Beverage/Tobacco: 7.7%
	Agrokor d.d.
EUR 100,000	10.000%, 12/7/16	145,825
	Boparan Finance PLC
EUR 100,000	9.750%, 4/30/18	148,959
GBP 100,000	9.875%, 4/30/18	180,259
	Campofrio Food Group
EUR 100,000	8.250%, 10/31/16	144,482
	JBS S.A.
$200,000	10.500%, 8/4/16	226,250
	Post Holdings, Inc.
$100,000	7.375%, 2/15/22	108,000
		953,775
Gaming: 1.2%
	Cirsa Funding Luxembourg
EUR 100,000	8.750%, 5/15/18	144,654

Homebuilders/Real Estate: 0.7%
	Dubai Holding Commercial Operations Ltd.
GBP 50,000	6.000%, 2/1/17	88,158

Metals/Mining: 0.8%
	Aleris International, Inc.
$100,000	7.625%, 2/15/18	103,875

Publishing/Printing: 2.1%
	Gannett Co., Inc.
$250,000	6.375%, 10/15/23 1	265,938

Restaurants: 0.9%
	DineEquity, Inc.
$100,000	9.500%, 10/30/18	109,500

Services: 3.2%
	Ahern Rentals, Inc.
$100,000	9.500%, 6/15/18 1	111,125
	Safway Group Holding LLC
$125,000	7.000%, 5/15/18 1	133,750
	Techem GMBH
EUR 100,000	6.125%, 10/1/19	151,019
		395,894
Steel: 1.0%
	Steel Capital S.A.
$120,000	6.700%, 10/25/17	124,800

Super Retail: 9.4%
	Academy Ltd. / Academy Financial Corp.
$300,000	9.250%, 8/1/19 1	328,875
	DFS Furniture Holdings
GBP 100,000	6.517%, 8/15/18 2	170,048
	Petco Animal Supplies, Inc.
$100,000	9.250%, 12/1/18 1	107,750
	Phones4U Finance PLC
GBP 100,000	9.500%, 4/1/18	175,675
	Sally Holdings LLC
$350,000	6.875%, 11/15/19	385,000
		1,167,348
Telecommunications: 10.6%
	Eileme
$200,000	11.625%, 1/31/20	239,250
	Frontier Communications Corp.
$250,000	8.125%, 10/1/18	293,125
	T-Mobile USA, Inc.
$250,000	6.625%, 4/1/23	266,250
	Telecom Italia SpA
GBP 150,000	7.375%, 12/15/17	280,125
	Windstream Corp.
$200,000	7.875%, 11/1/17	230,500
		1,309,250

Utilities: 4.0%
	Mirant Mid-Atlantic Trust
$100,229	9.125%, 6/30/17	107,746
	NRG Energy, Inc.
$250,000	7.625%, 1/15/18	281,875
	NSG Holdings LLC
$100,000	7.750%, 12/15/25 1	107,250
		496,871
TOTAL CORPORATE BONDS
(Cost $10,587,863)		10,823,142

BANK LOANS: 6.2%
Automotive & Auto Parts: 0.6%
$75,000	Cooper-Standard Automotive Term Loan	75,235
	4.000%, 3/17/212
Broadcasting: 2.9%
$249,375	The Tribune Company Term Loan	249,655
	4.000%, 12/28/202
$108,900	Univision Communications, Inc. Term Loan	108,891
	4.000%, 2/28/202	358,546
Energy: 1.8%
$89,550	Ocean Rig Term Loan	91,453
	6.000%, 3/31/212
$124,063	Pacific Drilling Term Loan	124,729
	4.500%, 6/3/182	216,182
Technology: 0.9%
$114,713	Dell, Inc. Term Loan	114,127
	4.500%, 4/29/202

TOTAL BANK LOANS
(Cost $761,602)		764,090

TOTAL INVESTMENTS IN SECURITIES: 93.4%
(Cost $11,349,465)		11,587,232
Other Assets in Excess of Liabilities: 6.6%		825,321
TOTAL NET ASSETS: 100.0%		$12,412,553

EUR-Euro
GBP-British Pound
1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2014 the value of these securities amounted to $2,669,403 or 21.5% of net assets.

2	Variable rate security; rate shown is the rate in effect on March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$11,349,465
Gross unrealized appreciation	253,125
Gross unrealized depreciation	(15,358)
Net unrealized appreciation	$237,767

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Muzinich Credit Opportunity Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$10,823,142	-	$10,823,142
Bank Loans	-	764,090	-	764,090
Total Investments in Securities	$-	$11,587,232	$-	$11,587,232

Forward Currency Exchange Contracts	$-	$(21,467)	$-	$(21,467)

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses forward contracts (a type of derivative), how they are accounted for, and how they affect an entity's results of operations and financial position. The Fund may use derivatives in various ways.

The Fund had an average of two forward currency exchange contracts open during the quarter ended March 31, 2014. The table below lists the contracts outstanding as of March 31, 2014.

Schedule of Forward Currency Exchange Contracts at March 31, 2014 (Unaudited)

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	March 31, 2014	to be Received	March 31, 2014	(Depreciation)
4/10/2014	GBP 800,000	$1,333,616	$1,309,600	$1,309,600	$(24,016)

4/10/2014	USD 1,360,266	$1,360,266	EUR 1,000,000	$1,377,620	$17,354

4/10/2014	EUR 2,650,000	$3,650,693	$3,635,888	$3,635,888	$(14,805)

		$6,344,575		$6,323,108	$(21,467)

Fair values of derivative instruments as of March 31, 2014 (Unaudited)

	Asset Derivatives as of March 31, 2014		Liability Derivatives as of March 31, 2014

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Currency Exchange Contracts	None	$-	Unrealized Depreciation on Forward Currency Exchange Contracts	$21,467
		$-		$21,467

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/ Elaine E. Richards
 Elaine E. Richards, President

Date          5/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Elaine E. Richards
                                          Elaine E. Richards, President

Date          5/27/14

By (Signature and Title)* /s/ Eric C. VanAndel
    Eric C. VanAndel, Treasurer

Date          5/27/14

* Print the name and title of each signing officer under his or her signature.